Related Party Transactions - Compensation of Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Abstract]
Short-term employee benefits	$ 2,372	$ 3,050	$ 3,073
Post-employment benefits	84	114	179
Total compensation paid to key management personnel	$ 2,456	$ 3,164	$ 3,252